Commitments & Contingencies (Details) - Part-1 - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2020	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2018	Aug. 31, 2021
Commitments & Contingencies [Line Items]
Shares of common stock (in Shares)										13
License fee paid amount						$ 455,000
License milestone payment due					$ 175,000			$ 100,000
Milestone payment due				$ 175,000					$ 175,000
Extension fee				$ 100,000				$ 100,000	$ 100,000	$ 100,000
Technology rights payments											$ 70,000
Final payment							$ 60,000
Net Product percentage								0.75%		0.75%
Expiration period								3 years		3 years
Shares issued (in Shares)										74,227
License Agreement [Member]
Commitments & Contingencies [Line Items]
Net Product percentage								1.50%		1.50%
Common Stock [Member]
Commitments & Contingencies [Line Items]
Shares issued (in Shares)										10		2,292
Common Stock [Member] | Loma Linda University [Member]
Commitments & Contingencies [Line Items]
Shares issued (in Shares)			13					13
Forecast [Member]
Commitments & Contingencies [Line Items]
License milestone payment due	$ 500,000	$ 500,000	$ 100,000